Common Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Equity [Abstract]
Summary of Reserved Shares of Common Stock on Converted Basis for Future Issuance

As of September 30, 2019, the Company had reserved the following shares of common stock, on an as-converted basis, for future issuance as follows:

Series A convertible preferred stock outstanding	6,251,502
Series B convertible preferred stock outstanding	4,166,663
Series C convertible preferred stock outstanding	4,351,554
Series C-2 convertible preferred stock outstanding	2,697,465
Options issued and outstanding	943,610
Options available for future grants	461,904

Total	18,872,698

As of December 31, 2018, the Company had reserved the following shares of common stock, on an as-converted basis, for future issuance as follows:

Series A convertible preferred stock outstanding	6,251,502
Series B convertible preferred stock outstanding	4,166,663
Series C convertible preferred stock outstanding	4,351,554
Series C-2 convertible preferred stock outstanding	2,566,666
Options issued and outstanding	768,239
Options available for future grants	693,879

Total	18,798,503